Investors' Deposit	6 Months Ended
Dec. 31, 2022
Statistical Disclosure for Banks [Abstract]
INVESTORS' DEPOSIT

8. INVESTORS’ DEPOSIT

The balance of RMB16,434 represents the investors’ uninvested cash balances temporarily deposited in the Group’s bank account. These cash balances were under the custody and supervision of the designated financial institution as required by China Securities Regulatory Commission, for the purpose of preventing misuse of investors’ funds.